SUPPLEMENT TO PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

This Supplement to Prospectus and Statement of Additional Information supplements the Prospectus and Statement of Additional Information of WB Capital Mutual Funds, Inc.  As of the date hereof, WB Capital Mutual Funds, Inc. has changed its name to Miles Funds Inc.  All references to WB Capital Mutual Funds, Inc. in the Prospectus and Statement of Additional Information dated July 28, 2010 are hereby changed to reflect this name change.

Dated this 28th day of October, 2010.